Other operating income (Tables)	12 Months Ended
Dec. 31, 2021
Other operating income
Schedule of other operating income

	Year Ended
	December 31,
(in thousands of $)	2021	2020	2019
Grants	$4,398	$1,365	$2,563
Research and development incentives	13,970	10,257	5,373
Payroll tax rebates	12,621	9,095	6,413
Change in fair value on non-current financial assets	11,152	2,951	1,214
Total other operating income	$42,141	$23,668	$15,563